Revenue (Tables)	6 Months Ended
Mar. 31, 2024
Revenue
Schedule of revenue

	Period ended	Period ended
	31 March	31 March
	2024	2023
	$'000	$'000

Quantum Cloud – provision of services	119	19

Geographical markets
UK	119	19
	119	19

Schedule of receivables, contract assets and contract liabilities

	31 March	30 September
	2024	2023
	$'000	$'000

Receivables, which are included in trade and other receivables	1,128	939
Contract assets	40	334
Contract liabilities	30	18